Financial instruments and risk management - Schedule of contractual cash flows (Details) - USD ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024
Disclosure about contractual cash flows [line items]
Borrowings	$ (23,748)	$ (21,501)
Interest on borrowings	(352)	(291)
Lease capital repayments	(653)	(604)
Lease future interest payments	0	0
Trade and other financial liabilities	(6,039)	(5,619)
Non-derivative financial liabilities	(30,792)	(28,015)
Derivative instruments	438	(23)
Due within 1 year
Disclosure about contractual cash flows [line items]
Borrowings	(2,928)	(2,885)
Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,662)	(4,873)
Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,159)	(4,222)
Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(11,999)	(9,521)
Undiscounted amount
Disclosure about contractual cash flows [line items]
Borrowings	(24,056)	(21,964)
Interest on borrowings	(5,577)	(4,489)
Lease capital repayments	(653)	(604)
Lease future interest payments	(124)	(115)
Trade and other financial liabilities	(6,116)	(5,818)
Non-derivative financial liabilities	(36,526)	(32,990)
Other derivative instruments (net)	(250)	(415)
Derivative instruments	462	(14)
Undiscounted amount | Due within 1 year
Disclosure about contractual cash flows [line items]
Borrowings	(2,938)	(2,902)
Interest on borrowings	(935)	(791)
Lease capital repayments	(112)	(95)
Lease future interest payments	(25)	(19)
Trade and other financial liabilities	(5,912)	(5,316)
Non-derivative financial liabilities	(9,922)	(9,123)
Other derivative instruments (net)	(90)	(161)
Derivative instruments	13	(37)
Undiscounted amount | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,709)	(4,991)
Interest on borrowings	(1,261)	(1,043)
Lease capital repayments	(163)	(148)
Lease future interest payments	(35)	(30)
Trade and other financial liabilities	(165)	(280)
Non-derivative financial liabilities	(6,333)	(6,492)
Other derivative instruments (net)	(84)	(145)
Derivative instruments	(23)	(139)
Undiscounted amount | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Borrowings	(4,331)	(4,259)
Interest on borrowings	(1,061)	(789)
Lease capital repayments	(112)	(95)
Lease future interest payments	(24)	(22)
Trade and other financial liabilities	(16)	(217)
Non-derivative financial liabilities	(5,544)	(5,382)
Other derivative instruments (net)	(65)	(76)
Derivative instruments	(31)	(130)
Undiscounted amount | Due after five years
Disclosure about contractual cash flows [line items]
Borrowings	(12,078)	(9,812)
Interest on borrowings	(2,320)	(1,866)
Lease capital repayments	(266)	(266)
Lease future interest payments	(40)	(44)
Trade and other financial liabilities	(23)	(5)
Non-derivative financial liabilities	(14,727)	(11,993)
Other derivative instruments (net)	(11)	(33)
Derivative instruments	503	292
Undiscounted amount | Cross currency swaps (gross)
Disclosure about contractual cash flows [line items]
Receivable	7,137	5,592
Payable	(6,591)	(5,319)
Undiscounted amount | Cross currency swaps (gross) | Due within 1 year
Disclosure about contractual cash flows [line items]
Receivable	171	128
Payable	(164)	(126)
Undiscounted amount | Cross currency swaps (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	909	549
Payable	(918)	(549)
Undiscounted amount | Cross currency swaps (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	1,097	1,249
Payable	(1,063)	(1,303)
Undiscounted amount | Cross currency swaps (gross) | Due after five years
Disclosure about contractual cash flows [line items]
Receivable	4,960	3,666
Payable	(4,446)	(3,341)
Undiscounted amount | FX forwards (gross)
Disclosure about contractual cash flows [line items]
Receivable	8,300	8,305
Payable	(8,134)	(8,177)
Undiscounted amount | FX forwards (gross) | Due within 1 year
Disclosure about contractual cash flows [line items]
Receivable	7,537	7,164
Payable	(7,441)	(7,042)
Undiscounted amount | FX forwards (gross) | Due between 1 and 3 years
Disclosure about contractual cash flows [line items]
Receivable	763	1,141
Payable	(693)	(1,135)
Undiscounted amount | FX forwards (gross) | Due between 3 and 5 years
Disclosure about contractual cash flows [line items]
Receivable	0	0
Payable	0	0
Undiscounted amount | FX forwards (gross) | Due after five years
Disclosure about contractual cash flows [line items]
Receivable	0	0
Payable	$ 0	$ 0